Financial Information for Subsidiary Guarantor and Subsidiary Non - Guarantor - Supplemental Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$ 384,087	$ 318,916	$ 348,187
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions		(77,264)	(211,639)
Purchase of property and equipment	(128,398)	(125,489)	(117,913)
Other	(7,110)	1,131	111
Net cash flows from investing activities	(135,508)	(201,622)	(329,441)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility		970,000
Payments on subordinated notes	(450,000)	(448,434)
Payment on term loan facility		(448,434)
Proceeds from initial public offering, net of offering costs	398,066
Dividends paid	(56,674)	(510,634)
Payments of long-term revolving credit obligations	(85,000)	(305,800)	(786,300)
Proceeds from issuance of long-term revolving credit obligations	85,000	305,800	786,300
Debt issuance costs	(30,760)	(27,566)	(1,029)
Principal payments of/repayments on long-term obligations	(42,309)	(20,274)	(17,201)
Payments of capital lease obligations		(43)	(945)
Call premium paid on subordinated notes	(16,502)
Repurchase of common stock		(1,488)	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,360	5,309	1,840
Other	(9)
Net cash flows from financing activities	(196,828)	(33,130)	(23,180)
Intercompany
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(821)	1,111	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	50,930	85,275	(3,957)
CASH AND CASH EQUIVALENTS, Beginning of period	179,111	93,836	97,793
CASH AND CASH EQUIVALENTS, End of period	230,041	179,111	93,836
Parent / Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(14,730)	(9,674)	(12,107)
Other	(6,283)
Net cash flows from investing activities	(21,013)	(9,674)	(12,107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility		335,038
Payments on subordinated notes	(450,000)
Payment on term loan facility		(68,476)
Proceeds from initial public offering, net of offering costs	398,066
Dividends paid	(56,674)	(510,634)
Payments of long-term revolving credit obligations		(133,300)	(524,300)
Proceeds from issuance of long-term revolving credit obligations		133,300	524,300
Debt issuance costs	(30,760)	(27,566)	(770)
Principal payments of/repayments on long-term obligations	(14,610)	(5,516)	(5,327)
Payments of capital lease obligations			(849)
Call premium paid on subordinated notes	(16,502)
Repurchase of common stock		(1,488)	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,360	5,309	1,840
Other	(9)
Net cash flows from financing activities	(169,129)	(273,333)	(10,951)
Intercompany	213,577	378,514	33,561
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS
NET CHANGE IN CASH AND CASH EQUIVALENTS	23,435	95,507	10,503
CASH AND CASH EQUIVALENTS, Beginning of period	106,010	10,503
CASH AND CASH EQUIVALENTS, End of period	129,445	106,010	10,503
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	287,046	190,921	306,897
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions		(77,204)	(185,845)
Purchase of property and equipment	(88,679)	(90,268)	(89,099)
Other	(814)	(163)	99
Net cash flows from investing activities	(89,493)	(167,635)	(274,845)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility		634,962
Payments on subordinated notes
Payment on term loan facility		(379,958)
Proceeds from initial public offering, net of offering costs
Dividends paid
Payments of long-term revolving credit obligations
Proceeds from issuance of long-term revolving credit obligations
Debt issuance costs
Principal payments of/repayments on long-term obligations	(27,699)	(14,758)	(11,874)
Payments of capital lease obligations		(27)	(58)
Call premium paid on subordinated notes
Proceeds from stock options exercised including excess tax benefits
Other
Net cash flows from financing activities	(27,699)	240,219	(11,932)
Intercompany	(171,675)	(261,684)	(20,120)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,821)	1,821
CASH AND CASH EQUIVALENTS, Beginning of period	1,821
CASH AND CASH EQUIVALENTS, End of period		1,821
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	108,354	127,995	47,529
CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions		(60)	(25,794)
Purchase of property and equipment	(24,989)	(25,547)	(16,707)
Other	(13)	1,294	12
Net cash flows from investing activities	(25,002)	(24,313)	(42,489)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on subordinated notes
Proceeds from initial public offering, net of offering costs
Dividends paid
Payments of long-term revolving credit obligations	(85,000)	(172,500)	(262,000)
Proceeds from issuance of long-term revolving credit obligations	85,000	172,500	262,000
Debt issuance costs			(259)
Principal payments of/repayments on long-term obligations
Payments of capital lease obligations		(16)	(38)
Call premium paid on subordinated notes
Proceeds from stock options exercised including excess tax benefits
Other
Net cash flows from financing activities		(16)	(297)
Intercompany	(41,902)	(123,069)	(18,033)
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(821)	1,111	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	40,629	(18,292)	(12,813)
CASH AND CASH EQUIVALENTS, Beginning of period	71,280	89,572	102,385
CASH AND CASH EQUIVALENTS, End of period	111,909	71,280	89,572
Eliminations and Consolidating Entries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FLOWS FROM OPERATING ACTIVITIES:	(11,313)		(6,239)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Other
Net cash flows from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on subordinated notes
Proceeds from initial public offering, net of offering costs
Dividends paid
Payments of long-term revolving credit obligations
Proceeds from issuance of long-term revolving credit obligations
Debt issuance costs
Principal payments of/repayments on long-term obligations
Call premium paid on subordinated notes
Proceeds from stock options exercised including excess tax benefits
Other
Net cash flows from financing activities
Intercompany		6,239	4,592
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS
NET CHANGE IN CASH AND CASH EQUIVALENTS	(11,313)	6,239	(1,647)
CASH AND CASH EQUIVALENTS, Beginning of period		(6,239)	(4,592)
CASH AND CASH EQUIVALENTS, End of period	$ (11,313)		$ (6,239)